--------------------------------------------------------------------------------

Alliance
Municipal
Trust

-Pennsylvania Portfolio
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                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2000
(unaudited)

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
December 31, 2000 (unaudited)                             Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                    Yield               Value
-----------------------------------------------------------------------
            MUNICIPAL BONDS-92.5%
            ALABAMA-0.4%
            Birmingham Board of Medicine
            (University of Alabama)
            Series 91
$      400  12/01/26 (b)............       4.80%             $  400,000
                                                             ----------
            ILLINOIS-1.0%
            Southwestern Development
            Authority PCR
            (Shell Wood River)
            Series 95 AMT
     1,000  11/01/25................       5.10               1,000,000
                                                             ----------
            LOUISIANA-1.6%
            Lincoln Parish SWR
            (Willamette Industry Project)
            Series 96 AMT
     1,700  4/01/26 (b).............       4.95               1,700,000
                                                             ----------
            NEBRASKA-0.3%
            Lancaster County Hospital
            Authority
            (Immanuel Health Systems
            Williamsburg)
            Series 00A
       300  7/01/30 (b).............       5.05                 300,000
                                                             ----------
            NEW YORK-5.8%
            New York State HFA
            (363 West 30th Street)
            Series 00A AMT
     1,850  11/01/32 (b)............       4.65               1,850,000
            New York State Power
            Authority
            Series 00-1
     4,100  2/15/21 (b).............       4.50               4,100,000
                                                             ----------
                                                              5,950,000
                                                             ----------
            OHIO-1.7%
            Ohio Air Quality Development
            Authority IDR
            (JMG Funding LP)
            Series 95B AMT
     1,700  4/01/29 (b).............       4.90               1,700,000
                                                             ----------
            PENNSYLVANIA-80.5%
            Allegheny County Hospital
            Development
            (Presbyterian University
            Hospital)
            Series 88B-1
     2,500  3/01/18 (b).............       5.00               2,500,000
            Allegheny County IDA
            (Karrington of South Hills
            Assisted Living)
            Series 96 AMT
     1,400  7/01/26 (b).............       4.95%              1,400,000
            Allegheny County IDA
            (United Jewish Federation
            Project)
            Series 96A
     5,000  10/01/26 (b)............       5.00               5,000,000
            Allegheny County IDA
            (USX Corp.) Series 98
     1,800  12/01/32 (b)............       4.70               1,800,000
            Cambria County IDA
            (Cambria Cogen Co. Project)
            Series 98A-1 AMT
     4,750  12/01/28 (b)............       4.80               4,750,000
            Chartiers Valley IDA
            (Asbury Villas) Series 00B
     3,000  12/01/30 (b)............       4.90               3,000,000
            Commonwealth System of
            Higher Education
            (University of Pittsburgh
            Capital Project) Series 00C
     1,000  9/15/29 (b).............       4.85               1,000,000
     2,000  9/15/33 (b).............       4.85               2,000,000
            Delaware County IDA
            (Resource Recovery Facility)
            Series 97G
     2,300  12/01/31 (b)............       4.80               2,300,000
            Delaware County IDA
            (Resource Recovery Facility)
            Series 98G
     1,000  12/01/31 (b)............       4.80               1,000,000
            Delaware County IDA
            (Sunoco, Inc.) Series 98
     2,200  11/01/33 (b)............       5.00               2,200,000
            Elk County IDA
            (Willamette Industries
            Project) Series 92 AMT
       800  8/01/10 (b).............       4.95                 800,000
            Emmaus County Local
            Government Pooled Bond
            Program
            (Freeport Area School)
            Series G-13
     3,000  3/01/24 (b).............       5.00               3,000,000

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                    Yield               Value
-----------------------------------------------------------------------
            Emmaus Local Government
            Pooled Bond Program
            (East Stroudsburg Area
            School District)
            Series 89B-18
$    2,000  3/01/24 (b).............       5.00%             $2,000,000
            Indiana County IDA
            (Conemaugh Project)
            Series 97A AMT
     6,000  6/01/27 (b).............       4.90               6,000,000
            Lancaster County Hospital
            Authority
            (Quarryville Presbyterian
            Retirement Comm.) Series 00
     1,000  5/15/30 (b).............       4.90               1,000,000
            Lancaster County SWR
            (Resource Recovery System)
            AMBAC Series 98A
     2,500  12/15/01................       4.46               2,512,581
            Luzerne County
            (Convention Center Revenue
            Bonds) Series 98A
     3,000  9/01/28 (b).............       4.80               3,000,000
            Montgomery County
            (PA Higher Education &
            Health Loan) Series 96A
     3,160  8/01/21 (b).............       4.90               3,160,000
            Montgomery County
            (PA Higher Education &
            Health Loan) Series 97A
     3,000  4/01/17 (b).............       4.90               3,000,000
            Montgomery County IDA
            (Setton Co. Project)
            Series 84
     2,500  12/01/04 (b)............       4.70               2,500,000
            Pennsylvania Higher
            Education Facility
            (Hahnemann University) MBIA
            Pre-Refunded Series 91
     2,000  7/01/01.................       4.35               2,063,720
            Pennsylvania Higher
            Education Facility
            (Student Loan Revenue)
            Series 88C AMT
     5,500  7/01/18 (b).............       4.75               5,500,000
            Pennsylvania Higher
            Education Facility
            (University of Pennsylvania
            Hospital) Series 96C
     2,600  1/01/26 (b).............       5.00               2,600,000
            Pennsylvania Higher
            Education Facility
            (University of Pennsylvania
            Hospital) Series 98B
     2,000  1/01/26 (b).............       5.00%              2,000,000
            Philadelphia Hospital &
            Higher Education Facilities
            (Wills Eye Hospital Project)
            Series 00
     5,000  11/01/30 (b)............       4.90               5,000,000
            Philadelphia IDA
            (Cliveden-Maplewood
            Project)
            Series 99
     2,000  1/01/24 (b).............       5.00               2,000,000
            Philadelphia IDA
            (Fox Chase Cancer Center)
            Series 97
     2,000  7/01/25 (b).............       5.00               2,000,000
            Philadelphia IDA
            (Performing Arts Center
            Project) Series 00
     1,000  6/01/25 (b).............       4.85               1,000,000
            Schuykill County IDA
            (Gilberton Power Project)
            Series 85
     2,200  12/01/02 (b)............       4.75               2,200,000
            Schuykill County IDA
            (Northeastern Power Project)
            Series 97B AMT
     2,400  12/01/22 (b)............       4.95               2,400,000
            Washington County
            (Higher Education Pooled
            Equipment Lease) Series 85A
     2,100  11/01/05 (b)............       4.95               2,100,000
                                                             ----------
                                                             82,786,301
                                                             ----------
            WISCONSIN-1.2%
            River Falls IDA
            (M&O Properties, LLC)
            Series 00A AMT
     1,240  10/01/20 (b)............       5.10               1,240,000
                                                             ----------
            Total Municipal Bonds
            (amortized cost
            $95,076,301)............                         95,076,301
                                                             ----------
            COMMERCIAL PAPER-8.0%
            PENNSYLVANIA-8.0%
            Clarion County IDA
            Series 00
     1,265  1/11/01.................       4.46               1,265,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                       Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                    Yield               Value
-----------------------------------------------------------------------
            Montgomery County IDA
            (Philadelphia Electric Co.)
            Series 96A
$    2,000  1/09/01.................       4.46%          $   2,000,000
            Philadelphia
            (Gas Works Revenue Notes)
            Series C
     3,000  3/07/01.................       4.21               3,000,000
            Venango IDA
            (Scrubgrass Project)
            Series A
     2,000  3/14/01.................       4.41               2,000,000
                                                          -------------
            Total Commercial Paper
            (amortized cost
            $8,265,000).............                         8,265,000
                                                          -------------
            TOTAL INVESTMENTS-100.5%
            (amortized cost
            $103,341,301)...........                      $ 103,341,301
            Other assets less
            liabilities-(0.5%)......                           (466,423)
                                                          -------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            102,874,878 shares
            outstanding)............                      $ 102,874,878
                                                          =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC -  American Municipal Bond Assurance Corporation
      AMT   -  Alternative Minimum Tax
      HFA   -  Housing Finance Agency/Authority
      IDA   -  Industrial Development Authority
      IDR   -  Industrial Development Revenue
      MBIA  -  Municipal Bond Investors Assurance
      PCR   -  Pollution Control Revenue
      SWR   -  Solid Waste Removal

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
July 31, 2000 (a) to December 31, 2000 (unaudited)        Pennsylvania Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                       $ 1,528,358
EXPENSES
   Advisory fee (Note B) ........................................   $   176,511
   Distribution assistance and administrative service (Note C) ..       120,078
   Custodian fees ...............................................        28,639
   Transfer agency (Note B) .....................................        19,116
   Amortization of offering expense .............................        17,607
   Registration fees ............................................        10,410
   Audit and legal fees .........................................         7,425
   Printing .....................................................         5,788
   Repayment to Adviser .........................................         4,500
   Trustees' fees ...............................................         1,300
   Miscellaneous ................................................           550
                                                                    -----------
   Total expenses ...............................................       391,924
   Less: expense reimbursement ..................................       (38,903)
                                                                    -----------
   Net expenses .................................................                           353,021
                                                                                        -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                       $ 1,175,337
                                                                                        ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                       July 31, 2000 (a) to
                                                         December 31, 2000
                                                            (unaudited)
                                                        ===================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .............................     $   1,175,337
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .............................        (1,175,337)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .............................       102,874,878
                                                           -------------
   Total increase ....................................       102,874,878
NET ASSETS
   Beginning of period ...............................                -0-
                                                           -------------
   End of period .....................................     $ 102,874,878
                                                           =============

--------------------------------------------------------------------------------
(a) Commencement of operations.

    See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
December 31, 2000 (unaudited)                             Pennsylvania Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio and Alliance Municipal Trust-Pennsylvania Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization and Offering Expenses

Organization expenses of $4,500 were charged to the Fund as incurred prior to commencement of operations. Offering expenses of $38,300 have been deferred and are being amortized on a straight-line basis through June 30, 2001.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the period ended December 31, 2000, the reimbursement amounted to $38,903.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $7,500 for the period ended December 31, 2000.

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

For the period ended December 31, 2000, the Fund expenses reduced by the expense offset arrangement with Alliance Fund Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the period ended December 31, 2000, the distribution fee amounted to $88,255. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the period ended December 31, 2000, such payments by the Portfolio amounted to $31,823, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2000, capital paid-in aggregated $102,874,878. Transactions, all at $1.00 per share, were as follows:

                                                            July 31, 2000* to
                                                            December 31, 2000
                                                               (unaudited)
                                                           ===================
Shares sold ............................................       262,149,444
Shares issued on reinvestments of dividends ............         1,175,337
Shares redeemed ........................................      (160,449,903)
                                                              ------------
Net increase ...........................................       102,874,878
                                                              ============

--------------------------------------------------------------------------------
* Commencement of operations.

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                      Pennsylvania Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                              July 31, 2000 (a)
                                                                     to
                                                                December 31,
                                                                    2000
                                                                 (unaudited)
                                                             =================
Net asset value, beginning of period .....................     $       1.00
                                                               ------------
Income From Investment Operations
Net investment income (b) ................................             .014
                                                               ------------
Less: Dividends
Dividends from net investment income .....................            (.014)
                                                               ------------
Net asset value, end of period ...........................     $       1.00
                                                               ============
Total Return
Total investment return based on net asset value (c) .....             1.41%

Ratios/Supplemental Data

Net assets, end of period (000's omitted) ................     $    102,875
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ...........             1.00%(d)
   Expenses, before waivers and reimbursements ...........             1.11%(d)
Net investment income (b) ................................             3.33%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.


8
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

Alliance Municipal Trust - Pennsylvania Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |8| |7| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTPASR1200